SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 319,018	$ 409,522	$ 371,532
Cost of sales
Charter hire		100,648	$ 127,748	$ 121,080
Previously stated [member]
Revenue		317,626
Cost of sales
Travel expense		(150,831)
Charter hire		(100,309)
Adoption of IFRS 15 [Member]
Revenue	[1]	1,392
Cost of sales
Travel expense	[2]	(874)
Charter hire	[2]	(339)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Revenue		319,018
Cost of sales
Travel expense		(151,705)
Charter hire		$ (100,648)

[1]	Under IFRS 15, there is a change in period of recognition for freight revenue and the relevant contract costs as the Group satisfies its performance obligation of each freight contract. Revenue is now recognised over time from the point when the ship is ready for load of cargo until the discharge of cargo at the destination. Based on previous revenue standards, revenue was recognised over time from the point when the ship discharge cargo of the previous voyage until the discharge of cargo at the destination. As such, this results in the adjustment to revenue and contract assets to reflect the change in percentage of completion for ongoing voyages as at year end.
[2]	The Group incurs cost in the fulfilment of freight contract, which are deferred and amortised over the period of the voyage. Due to change in percentage of completion as mentioned in (iii) above, adjustments have been made to cost of sales and the corresponding voyage in progress in other receivables and prepayment and accrued expense in trade and other payable as at year end.